CLOSED BLOCK (Tables)	12 Months Ended
Dec. 31, 2022
Closed Block Disclosure [Abstract]
Schedule of Closed Block Assets and Liabilities
Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2022	2021
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$5,692	$5,930
Policyholder dividend obligation	—	—
Other liabilities	68	53
Total Closed Block liabilities	5,760	5,983

Assets Designated to the Closed Block:
Fixed maturities AFS, at fair value (amortized cost of $3,171 and $3,185) (allowance for credit losses of $0 and $0)	2,948	3,390
Mortgage loans on real estate (net of allowance for credit losses of $4 and $4)	1,645	1,771
Policy loans	569	602
Cash and other invested assets	—	61
Other assets	187	78
Total assets designated to the Closed Block	5,349	5,902

Excess of Closed Block liabilities over assets designated to the Closed Block	411	81
Amounts included in AOCI:
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $0 and $0; and net of income tax: $47 and $(43)	(177)	172
Maximum future earnings to be recognized from Closed Block assets and liabilities	$234	$253

Schedule of Closed Block Operations, Net Results
The Company’s Closed Block revenues and expenses were as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Revenues:
Premiums and other income	$125	$144	$157
Net investment income (loss)	221	237	251
Investment gains (losses), net	(3)	4	—
Total revenues	343	385	408

Benefits and Other Deductions:
Policyholders’ benefits and dividends	330	375	399
Other operating costs and expenses	2	3	1
Total benefits and other deductions	332	378	400
Net income (loss), before income taxes	11	7	8
Income tax (expense) benefit	3	(3)	(2)
Net income (loss)	$14	$4	$6

Schedule of Closed Block Dividend Obligation
A reconciliation of the Company’s policyholder dividend obligation follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Beginning balance	$—	$160	$2
Unrealized investment gains (losses)	—	(160)	158
Ending balance	$—	$—	$160